CRYPTOCURRENCY ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CRYPTOCURRENCY ASSETS
Beginning balance	$ 7,625	$ 5,612	$ 16,859
Cryptocurrencies mined from mining business	17,092	21,601	40,561
Deposits received from customers of mining data center	442		2,192
Deposits returned to customers of mining data center	(1,194)	(71)
Payment of service expense and long-lived assets	(148)	(13,810)	(6,939)
Disposal of cryptocurrency assets	(32,995)	(31,601)	(41,264)
Utility fee received from customers of mining data center	11,480	13,901	3,658
Cryptocurrencies purchased using fiat currency	2,258	13,381
Cryptocurrencies collected from derivative contracts	23,109	9,500
Cryptocurrencies paid to derivative contracts	(22,265)	(8,560)
Changes in fair value of cryptocurrency assets	3,203
Changes in fair value of payables settled by cryptocurrency assets	37
Cryptocurrencies collected from short-term investments	5,506
Cryptocurrencies paid to short-term investments	(5,350)
Cryptocurrency transferred from discontinued operation to continuing operations	3,064
Cryptocurrencies received in connection with the disposal of discontinued operation	1,000
Cryptocurrencies paid in connection with asset acquisition	(2,265)
Cryptocurrencies received from disposal of property and equipment	42
Impairment of cryptocurrency assets		(2,359)	(9,396)
Advances received from customer for hash calculation rental services	1,057
Cryptocurrencies paid to purchase mining machines	(2,752)
Crypto Asset, Payments to Settle Hosting Arrangement	(229)
Others	10	31	(59)
Ending balance of cryptocurrency assets, net	9,581	$ 7,625	$ 5,612
CRYPTOCURRENCY ASSETS | ASU 2023-08 | Cumulative-effect
CRYPTOCURRENCY ASSETS
Ending balance of cryptocurrency assets, net	$ 854